Investment Objectives and Goals - Global X U.S. 500 ETF	Aug. 29, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Global X U.S. 500 ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Global X U.S. 500 ETF (the "Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive GBS United States 500 Index (the "Underlying Index").